Debt - Non-Recourse Mortgages and Notes Payable (Details) - Mortgages and notes payable - Non-recourse - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Outstanding principal balances per real estate development	$ 3.0
Interest rate (as a percent)	4.00%
Real estate	$ 321.7	$ 317.6
Minimum
Long-Term Debt
Outstanding principal balances per real estate development		$ 3.0
Interest rate (as a percent)		3.50%
Maximum
Long-Term Debt
Outstanding principal balances per real estate development		$ 15.9
Interest rate (as a percent)		4.80%